Income Taxes - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets:
Net operating losses	$ 8,330,939	$ 7,082,125
Section 174	943,401	463,749
Tax credits	516,330	335,060
Equity compensation	1,476,296	1,660,684
Lease liability	3,934	12,292
Other - accruals	17,448	4,937
Other	36,431	14,634
Total Deferred Tax Assets	11,324,779	9,573,481
Deferred Tax Liabilities:
Capitalized internal-use software, net	(88,041)	(198,051)
Right-of-use asset	(3,787)	(12,082)
Total Deferred Tax Liabilities	(91,828)	(210,133)
Net Deferred Tax Assets	11,232,951	9,363,348
Valuation allowance	(11,232,951)	(9,363,348)
Deferred Tax Assets, Net	$ 0	$ 0